Derivatives - Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Fair value hedges | Interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	₩ 685,340	[1]	₩ 505,668	[2]
Carrying value of liabilities	9,224,390	[1]	12,711,595	[2]
Assets of Cumulative fair value hedge adjustment	41,643		69,687
Liabilities of Cumulative fair value hedge adjustment	(579,315)		(861,128)
Changes if fair value in the period	(240,965)		708,439
Cash flow hedge reserve	0		0
Foreign currency conversion reserves	0
Fair value hedges | Foreign Exchange Risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	544,706	[1]	205,470	[2]
Carrying value of liabilities	0	[1]	0
Assets of Cumulative fair value hedge adjustment	0		0
Liabilities of Cumulative fair value hedge adjustment	0		0
Changes if fair value in the period	1,313		(4,002)
Cash flow hedge reserve	0		0
Foreign currency conversion reserves	0		0
Cash Flow Hedges | Interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	641,750	[1]	475,027	[2]
Carrying value of liabilities	1,029,542	[1]	1,689,360	[2]
Assets of Cumulative fair value hedge adjustment	0		0
Liabilities of Cumulative fair value hedge adjustment	0		0
Changes if fair value in the period	(11,068)		31,830
Cash flow hedge reserve	26,648		(58,956)
Foreign currency conversion reserves	0
Cash Flow Hedges | Foreign Exchange Risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	2,490,098	[1]	2,821,186	[2]
Carrying value of liabilities	2,342,230	[1]	2,843,059	[2]
Assets of Cumulative fair value hedge adjustment	0		0
Liabilities of Cumulative fair value hedge adjustment	0		0
Changes if fair value in the period	69,784		55,548
Cash flow hedge reserve	(17,812)		(12,232)
Foreign currency conversion reserves	0		0
Hedges of net investment | Foreign Exchange Risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	0	[1]	0
Carrying value of liabilities	0	[1]	0
Assets of Cumulative fair value hedge adjustment	0		0
Liabilities of Cumulative fair value hedge adjustment	0		0
Changes if fair value in the period	3,903		25,793
Cash flow hedge reserve	0		0
Foreign currency conversion reserves	₩ (36,931)		₩ (40,834)

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency forwards, etc.
[2]	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.